------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          1675 Broadway, 16th Floor, New York, NY             10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
                  1675 Broadway, 16th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30/2003
                         ----------------------

Date of reporting period: 11/30/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                        TEP FUND, INC. PRIVACY STATEMENT
                        --------------------------------

Privacy Policy

The following describes how Tep Fund, Inc. handles your personal information, and what steps we take to protect your privacy. We do not use your personal information for marketing purposes. We keep it strictly confidential. The only outside party who receives your personal information is the Registrar & Transfer Corp., our transfer agent. They require this information in order to maintain our registry of ownership, pay dividends, and any other stockholders mailings. A copy of their privacy agreement is attached. The personal information we have about you is as follows - name, address, social security number, number of Tep Fund, Inc. shares owned and certificate numbers. The information is obtained by Registrar & Transfer Co., when your stock is registered.

Sharing Information

In the course of conducting business, we may disclose some or all of the previously described information about you to other businesses including nonaffiliated third parties, as allowed by law, for the purpose of:

     o    Providing customer service or account maintenance:
     o In response to a subpoena, to prevent fraud, or to comply with an inquiry by a government agency or regulator
     o We restrict access to your information to persons who send our reports and dividends to you.

                        REGISTRANT AND TRANSFER COMPANY

                                 PRIVACY POLICY

     Registrar and Transfer Company (R&T) acknowledges that all information and documents disclosed by its clients to R&T or which come to R&T's attention during the course of its performance of services as transfer agent for the clients constitute valuable assets of and/or are proprietary to the client. R&T also acknowledges that clients a responsibility to their shareholders to keep the shareholder records and related information confidential and proprietary.

     It is R&T's policy not to disclose, either directly or indirectly, to any person, film or corporation information of any kind, nature or description information received as a result of our transfer agency agreement with our clients unless otherwise ordered by the appropriate regulatory agency or under court order.

                                 TEP FUND, INC.
                                  ANNUAL REPORT
                                NOVEMBER 30, 2003

                                  TEP FUND INC.
                      1675 BROADWAY-16th FL. @TOCQUEVILLE
                                NEW YORK, N.Y. 10019
                                    212-698-0835

                                                                January 14, 2004

To Our Shareholders,

     We are pleased to enclose a semi-annual dividend payment of $0.41 per share to stockholders of record as of December 20, 2003. We also enclose our November 30, 2003 report to shareholders.

     Dividends paid for the year ending November 30, 2002 were $.85. This was a decrease of $.04 from the $.89 of the previous year. This was caused by a 7% drop in interest income. Calls and redemptions of bonds carrying higher interest rates continued, and when re-invested pay at a substantially reduced interest rate. The decline in interest income will very likely continue in 2004. In addition, there was about a three percent increase in expenses due to higher accounting fees. As stated in our midyear letter our former CPA firm resigned because under the new Sarbanes-Oxley Act they did not have sufficient partners to provide for the required rotation of partners. That was the sole reason for their resignation.

     At the present time both interest income and realized gains are expected to be lower in 2004 and therefore it is expected that dividends will be reduced again next year.

     The net asset value per share increased from $19.57 at November 30, 2002 to $ 19.66 at November 30, 2003. This was due to the decrease in interest rates and the consequent increase in the value of the bonds in the portfolio.

     The management of Tep Fund continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                             Sincerely,
                                             /s/ Stephen Tabb
                                             ----------------
                                             Stephen Tabb, President

                  PERCENTAGE OF 2003 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California                    3.96%     Ohio                               7.17%

Florida                      11.84%     Pennsylvania                       4.43%

Hawaii                        1.06%     South Carolina                     1.58%

Illinois                      3.94%     Texas                              9.21%

Indiana                       1.39%     Utah                               3.68%

Iowa                          1.87%     Washington                         4.07%

Louisiana                     4.72%     Wisconsin                          4.67%

Massachusetts                 5.11%     Wyoming                            2.72%
                                                                         -------
Missouri                      0.86%     TOTAL                            102.11%

New Hampshire                 1.33%     * Less Tax-Free                   (2.11)
                                        in N.Y. & N.J.*                  -------

New Jersey                    5.32%     NET TOTAL                          100%

New Mexico                    0.20%

New York                     22.98%
--------------------------------------------------------------------------------
* PORT AUTHORITY BONDS OF NEW YORK & New Jersey are Tax-Free in both states

[Letterhead]
J.H. COHN LLP
--------------------------------------------------------------------------------
    Roseland, NJ o New York, NY o Edison, NJ o Ocean, NJ o Lawrenceville, NJ
              San Diego, CA o Bronxville, NY o Englewood Cliffs, NJ

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Tep Fund, Inc.

We have audited the accompanying statement of assets and liabilities of TEP FUND, INC. as of November 30, 2003, including the portfolio of investments in municipal bonds as of November 30, 2003, and the related statements of operations and changes in net assets for the year then ended. All information included in these financial statements is the responsibility of the management of Tep Fund, Inc. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Tep Fund, Inc. as of and for the year ended November 30, 2002, were audited by other auditors whose report dated January 7, 2003 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2003 financial statements referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 2003, and its results of operations and cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audit was conducted for the purpose of forming an opinion on the 2003 basic financial statements taken as a whole. The supplementary per share data is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in our audit of the 2003 basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole. In their report dated January 7, 2003, the other auditors expressed an unqualified opinion on the supplementary per share data for each of the four years in the period ended November 30, 2002.

/s/ J.H. Cohen LLP

Roseland, New Jersey
December 29, 2003

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2003 AND 2002

                                                         2003           2002
                                                    ------------    ------------
     ASSETS
     ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $ 11,474,865    $ 11,917,785
     BONDS
     (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                             712,461         202,653

ACCRUED INTEREST RECEIVABLE                              168,930         175,476

PREPAID INSURANCE                                          1,725           1,500
                                                    ------------    ------------

     TOTAL ASSETS                                     12,357,981      12,297,414


     LESS LIABILITIES
     ----------------

ACCRUED EXPENSES                                          19,825          12,753
                                                    ------------    ------------

NET ASSETS                                            12,338,156      12,284,661
                                                    ============    ============

     ANALYSIS OF NET ASSETS
     ----------------------

NET CAPITAL PAID IN ON SHARES OF STOCK                11,319,262      11,319,262
DISTRIBUTABLE EARNINGS                                   306,041         330,127
UNDISTRIBUTED UNREALIZED APPRECIATION                    712,853         635,272
NET ASSETS ($19.66 AND $19.57 PER SHARE
     ON 627,459 SHARES OUTSTANDING)                 $ 12,338,156    $ 12,284,661
                                                    ============    ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2003 AND 2002

                                                       2003             2002
                                                   ------------     ------------

INVESTMENT INCOME:
    TAX-EXEMPT INTEREST (NOTE 1)                   $    577,074     $    620,415
                                                   ------------     ------------

EXPENSES:
    CUSTODIAN FEES                                        6,000            6,000
    DIRECTORS' FEES                                       6,000            6,000
    LEGAL FEES                                               --              600
    ACCOUNTING FEES                                      14,100           10,750
    REGISTRAR & TRANSFER                                  5,023            5,051
    INSURANCE                                             1,500            1,200
    NSAR, REPORTS, MISC.                                    751            1,292
    FRANCHISE TAXES                                         455              455
    INVESTMENT ADVISORY FEES (NOTE 2)                    30,842           30,442
                                                   ------------     ------------

        TOTAL EXPENSES                                   64,671           61,790
                                                   ------------     ------------
        NET INVESTMENT INCOME                           512,403          558,625
                                                   ------------     ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
    (NOTE 3)                                             21,950            2,094
                                                   ------------     ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
    BEGINNING OF YEAR                                   635,272          570,120
    END OF YEAR                                         712,853          635,272
                                                   ------------     ------------

  INCREASE IN UNREALIZED
    APPRECIATION ON INVESTMENTS                          77,581           65,152
                                                   ------------     ------------

  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                      $    611,934     $    625,871
                                                   ============     ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                          11.21%            9.96%
                                                   ============     ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2003 AND 2002

                                                      2003             2002
                                                  ------------     ------------
INCREASE IN NET ASSETS - OPERATIONS:

    NET INVESTMENT INCOME                         $    512,403     $    558,625

    REALIZED GAIN FROM SECURITY
    TRANSACTIONS                                        21,950            2,094

    INCREASE IN UNREALIZED
      APPRECIATION ON INVESTMENTS                       77,581           65,152
                                                  ------------     ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                          611,934          625,871

DIVIDENDS PAID TO SHAREHOLDERS ($0.89 PER SHARE
    IN 2003 AND $0.91 IN 2002)*                       (558,439)        (570,988)
                                                  ------------     ------------

NET INCREASE IN NET ASSETS                              53,495           54,883

NET ASSETS:

    AT BEGINNING OF YEAR                            12,284,661       12,229,778
                                                  ------------     ------------

    AT END OF YEAR (INCLUDES UNDISTRIBUTED
    INVESTMENT INCOME OF $306,041 IN 2003
    AND $330,127 IN 2002)                         $ 12,338,156     $ 12,284,661
                                                  ============     ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.47 per share was declared November 28, 2001 and was paid January 23, 2002.
     A dividend of $.44 per share was declared May 29, 2002 and was paid July 18, 2002.
     A dividend of $.45 per share was declared November 22, 2002 and was paid January 22, 2003.
     A dividend of $.44 per share was declared May 29, 2003 and was paid July 22, 2003.
     A dividend of $.41 per share was declared November 25, 2003 and will be paid January 21, 2004

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 2003, 2002, 2001, 2000, 1999
                          SUPPLEMENTARY PER SHARE DATA

                                            2003            2002            2001            2000            1999
                                         ----------      ----------      ----------      ----------      ----------
SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $     0.92      $     0.99      $     1.03      $     1.06      $     1.09

EXPENSES                                 $    (0.10)     $    (0.10)     $    (0.10)     $    (0.10)     $    (0.10)
                                         ----------      ----------      ----------      ----------      ----------

NET INVESTMENT INCOME                    $     0.82      $     0.89      $     0.93      $     0.96      $     0.99

NET REALIZED GAIN FROM
     SECURITY TRANSACTIONS               $     0.04               0      $     0.02      $     0.03      $     0.11

NET INCREASE/(DECREASE) IN UNREALIZED
     APPRECIATION OF INVESTMENTS         $     0.12      $     0.10      $     0.38      $     0.10      $    (0.93)
                                         ----------      ----------      ----------      ----------      ----------

TOTAL FROM INVESTMENT OPERATIONS         $     0.98      $     0.99      $     1.33      $     1.09      $     0.17

DIVIDENDS PAID TO SHAREHOLDERS           $    (0.89)     $    (0.91)     $    (0.99)     $    (1.05)     $    (1.01)

NET ASSET VALUE:
     BEGINNING OF YEAR                   $    19.57      $    19.49      $    19.15      $    19.11      $    19.95
                                         ----------      ----------      ----------      ----------      ----------

     END OF YEAR                         $    19.66      $    19.57      $    19.49      $    19.15      $    19.11
                                         ==========      ==========      ==========      ==========      ==========

ANNUALIZED PERCENT OF EXPENSES TO
     AVERAGE NET ASSETS                       0.52%           0.50%           0.49%           0.49%           0 50%
                                         ==========      ==========      ==========      ==========      ==========

ANNUALIZED PERCENT OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS             4.16%           4.56%           4.82%           5.03%           5.07%
                                         ==========      ==========      ==========      ==========      ==========

ANNUALIZED TOTAL RETURN                       4.97%           5.12%           6.93%           5.73%           0.82%
                                         ==========      ==========      ==========      ==========      ==========

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                           NOVEMBER 30, 2003 AND 2002

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are, held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 2003 and 2002

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax is required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 2003 and 2002 were $21,950 and $ 2,094 respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2003 ($.035 per share) and November 30, 2002 ($.003 per share) (See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $712,853 and $635,272 at November 30, 2003 and 2002, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund and in short term auction notes. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2003 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ending May 31, 2004.

                                 TEP FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                           NOVEMBER 30, 2003 AND 2002

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 2003 and 2002, the Fund made purchases of tax-exempt securities at a cost of $2,399,805 and $1,301,730 respectively.

     The Fund had redemptions and sales of tax-exempt securities of $2,930,800 in 2003 and $930,100 in 2002. The amortized cost of these securities was $2,908,850 and $ 928,006 respectively, resulting in realized gains in 2003 of $ 21,950 and $ 2,094 in 2002.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 3,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2002 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 2003.

NOTE 5 - SUBSEQUENT EVENT

     On November 25, 2003 the Board of Directors declared a $.41 per share dividend, to be paid on January 21, 2004 to shareholders of record on December 20, 2003.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
2.99%      CALIFORNIA
           ----------
           LOS ANGELES DEPT WATER & POWER                  4.000    7/1/2016    $  200,000    $  200,000    $  199,352
           WATERWORKS
           CALLABLE 07/01/2013 @ 100
           MBIA INSURED
           RATED AAA/Aaa

           LOS ANGELES COMMUNITY REDEV AGY                 6.450    7/1/2017    $  140,000    $  142,800    $  143,307
           HSG RFOC SER A
           CALLABLE 07/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL CALIFORNIA                                                     $  340,000    $  342,800    $  342,659

7.12%      FLORIDA
           -------
           BOARD OF EDUCATION CAPITAL                      5.750    1/1/2012    $  100,000    $   99,900    $  101,371
           OUTLAY
           PREREFUNDED 01/01/2004 @ 101
           RATED AA+/Aaa

           BOARD OF EDUCATION CAPITAL                      5.875    6/1/2020    $  250,000    $  268,942    $  269,402
           OUTLAY
           PREREFUNDED 06/01/2005 @ 101
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL                      4.875    1/1/2011    $  150,000    $  153,618    $  158,153
           OUTLAY SER A
           CALLABLE 01/01/2006 @ 101 AND
           01/01/2007 @ 100
           RATED AA+/Aa2

           BOARD OF EDUCATION CAPITAL                      6.000    6/1/2021    $  250,000    $  250,000    $  287,552
           OUTLAY PUB ED SER C
           CALLABLE 06/01/2010 @ 101 AND
           06/01/2011 @ 100
           FGIC INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL FLORIDA                                                        $  750,000    $  772,460    $  816,478

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
3.82%      ILLINOIS
           --------
           HEALTH FACILITIES AUTH REV SINAI                5.500   2/15/2009    $   35,000    $   35,000    $   35,000
           HEALTH SYSTEM
           CALLABLE 02/15/2006 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                        5.125    3/1/2011    $  115,000    $  114,550    $  127,358
           CALLABLE 03/01/2009 @ 101
           FGIC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                        5.750    5/1/2017    $  250,000    $  247,548    $  275,780
           CALLABLE 05/01/2006 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL ILLINOIS                                                       $  400,000    $  397,098    $  438,138

1.39%      INDIANA
           -------
           STATE HOUSING AUTH SINGLE FAMILY                5.150    7/1/2017    $  155,000    $  155,555    $  158,957
           MTGE REV SER D
           CALLABLE 01/01/2009 @ 101
           GNMA BACKED
           RATED NR/Aaa
                                                                                --------------------------------------
           TOTAL INDIANA                                                        $  155,000    $  155,555    $  158,957

2.79%      IOWA
           ----
           FIN AUTHORITY SINGLE FAMILY REV                 3.000    7/1/2008    $  150,000    $  150,000    $  152,637
           NON-CALLABLE
           RATED AAA/Aaa

           HIGHER ED LN AUTH REV                           5.125   10/1/2019    $  150,000    $  150,342    $  167,764
           CALLABLE 10/01/2008 @ 101
           MBIA INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL IOWA                                                           $  300,000    $  300,342    $  320,401

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
1.81 %     LOUISIANA
           ---------
           STATE SER A                                     6.100    5/1/2011    $  200,000    $  199,000    $  208,198
           PREREFUNDED 05/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL LOUISIANA                                                      $  200,000    $  199,000    $  208,198

6.73%      MASSACHUSETTS
           -------------
           STATE GENERAL OBLIGATION REF SER                4.000   10/1/2016    $  250,000    $  249,243    $  247,203
           NON-CALLABLE
           MBI INSURED
           RATED AA-/Aa2

           DEUTSCHES ALTENHEIM NURSING                     5.050   10/1/2019    $  235,000    $  234,413    $  249,020
           HOME BOSTON MASS REV SER C
           CALLABLE 10/01/2008 @ 102
           FHA INSURED
           RATED AAA/NR

           BOSTON INDUSTRIAL DEVELOPMENT                   5.900    2/1/2022    $  250,000    $  251,690    $  275,607
           FINANCE AUTH SER A
           CALLABLE 02/01/2007 @ 102
           FHA INSURED
           RATED AAA/NR
                                                                                --------------------------------------
           TOTAL MASSACHUSETTS                                                  $  735,000    $  735,345    $  771,830

0.22%      NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                        5.250   7/15/2004    $   25,000    $   25,012    $   25,572
           CALLABLE 07/15/2003 @ 102
           RATED AA+/Aa2
                                                                                --------------------------------------
           TOTAL NEW HAMPSHIRE                                                  $   25,000    $   25,012    $   25,572

3.33%      NEW JERSEY
           ----------
           STATE CERTIFICATE OF                            5.000   6/15/2014    $  250,000    $  249,375    $  279,060
           PARTICIPATION SER A
           CALLABLE 06/15/2007 @ 100
           RATED AAA/Aaa

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
           WATCHUNG HILL SCHOOL DISTRICT                   4.250   1/15/2015    $  100,000    $  101,879    $  103,039
           CALLABLE 01/15/2013 @ 100
           FGIC INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL NEW JERSEY                                                     $  350,000    $  351,254    $  382,099

0.88%      NEW MEXICO
           ----------
           MORTGAGE FINANCE AUTHORITY                      4.000    3/1/2013    $  100,000    $  100,000    $  100,878
           CALLABLE 09/01/2012 @ 100
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL NEW MEXICO                                                     $  100,000    $  100,000    $  100,878

28.49%     NEW YORK
           --------
           STATE THRUWAY AUTHORITY SVC                     6.000    1/1/2004    $  175,000    $  175,123    $  175,684
           HWY & BRDG SER A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           MONROE COUNTY                                   4.800    6/1/2004    $  155,000    $  157,873    $  157,858
           NON-CALLABLE
           AMBAC INSURED
           RATED AAA/Aaa

           STATE MED CARE FAC SER A                        6.600   2/15/2009    $  500,000    $  498,825    $  542,550
           PREREFUNDED 02/15/2005 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           EAST ROCHESTER HSG AUTH REV                     2.750  12/20/2007    $  300,000    $  298,176    $  305,361
           NON-CALLABLE
           RATED AAA/NR

           STATE MED CARE FACILITIES                       5.750   8/15/2019    $   70,000    $   70,000    $   79,885
           PREREFUNDED 02/15/2008 @ 100
           FHA INSURED
           RATED AAA/Aa2

                       See Notes to Financial Statements


                                 TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
           STATE GENERAL OBLIGATION                        4.000   3/15/2012    $  250,000    $  253,481    $  259,328
           NON-CALLABLE
           FSA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                        5.000   7/15/2014    $  250,000    $  249,250    $  268,775
           CALLABLE 07/15/2008 @ 101
           AMBAC INSURED
           RATED AAA/Aaa
           STATE THRUWAY AUTHORITY HWY                     5.000    4/1/2015    $  250,000    $  246,875    $  266,975
           AND BRDG-SER A
           CALLABLE 04/01/2008 @ 101
           FGIC INSURED
           RATED AAA/Aaa

           NEW YORK CITY MUN WTR FINANCE                   4.500   6/15/2016    $  100,000    $  103,920    $  103,605
           AUTH WTR & SWR SYS REV SER A
           CALLABLE 06/15/2012 @ 100
           RATED AA/Aa2

           STATE DORM AUTHORITY ST                         5.350    8/1/2017    $  250,000    $  250,000    $  267,418
           BARNABAS HOSPITAL
           CALLABLE 08/01/2007 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE DORM AUTH REVS HIGHLAND                   5.350    8/1/2017    $  300,000    $  300,647    $  326,487
           HOSP ROCHESTER
           CALLABLE 02/01/2008 @ 102
           FHA & MBIA INSURED
           RATED AAA/Aaa

           ALBANY, NY                                      5.375    9/1/2018    $  100,000    $   99,711    $  110,335
           CALLABLE 09/01/2010 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           PORT AUTH NY & NJ CONS                          5.000  10/15/2020    $  250,000    $  250,000    $  264,520
           125TH SER
           CALLABLE 04/15/2012 @101
           FSA INSURED
           RATED AAA/Aaa

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
           STATE ENVIRONMENTAL CLEAN                       4.500   6/15/2021    $  140,000    $  139,304    $  140,795
           WATER & DRINKING
           CALLABLE 06/15/2013 @100
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL NEW YORK                                                       $3,090,000    $3,093,185    $3,269,574

2.24%      NORTH CAROLINA
           --------------
           MED CARE COMMON REF                             4.500    4/1/2017    $  250,000    $  249,375    $  256,475
           CALLABLE 10/01/2013 @ 100
           FHA/FSA INSURSED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL NORTH CAROLINA                                                 $  250,000    $  249,375    $  256,475

6.44%      OHIO
           ----
           STATE GENERAL OBLIGATION                        6.650    9/1/2009    $  500,000    $  508,225    $  572,975
           INFRASTRUCTURE IMPROVEMENT
           NON-CALLABLE
           SINKING FUND 09/01/2005
           RATED AA+/Aa1

           FRANKLIN COUNTY HEALTH CARE                     6.150  12/20/2019    $  150,000    $  150,790    $  165,614
           CALLABLE 12/20/2009 @ 103
           GNMA COLL
           RATED NR/Aaa
                                                                                --------------------------------------
           TOTAL OHIO                                                            $650,000    $  659,015    $  738,588

5.31%      PENNSYLVANIA
           ------------
           STATE TPK COMN                                  3.950   7/15/2008    $  250,000    $  249,543    $  267,113
           NON-CALLABLE
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION SECOND                 5.750   10/1/2017    $  100,000    $  100,000    $  114,218
           SER
           CALLABLE 10/01/2009 @ 101
           MBIA INSURED
           RATED AAA/Aaa

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
           PHILADELPHIA PA AUTH FOR INDL DEV               5.300    2/1/2022    $  200,000    $  197,502    $  227,654
           REV RFDG
           CALLABLE 02/01/2008 @ 102
           SKG FD BEG 02/01/08 AVG LIFE 07/03/16
           FHA INSURED
           RATED NR/Aa2
                                                                                --------------------------------------
           TOTAL PENNSYLVANIA                                                   $  550,000    $  547,045    $  608,984

2.27%      SOUTH CAROLINA
           --------------
           STATE CAP IMPT SER B                            3.750    8/1/2008    $  250,000    $  251,325    $  260,545
           CALLABLE 08/01/2005 @ 102
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL SOUTH CAROLINA                                                 $  250,000    $  251,325    $  260,545

9.38%      TEXAS
           -----
           STATE PUBLIC FINANCE AUTHORITY                  6.000   10/1/2005    $  125,000    $  125,000    $  135,046
           SER 1992 A
           NON-CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                        6.000   10/1/2006    $  150,000    $  148,598    $  166,968
           NON-CALLABLE
           RATED AA/Aa1

           CHANNELVIEW INDEPENDENT SCHOOL                  5.000   8/15/2008    $  250,000    $  248,750    $  255,655
           DISTRICT
           CALLABLE 08/15/2004 @ 100
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WATER                  5.250    8/1/2012    $  225,000    $  225,000    $  246,649
           FINANCIAL ASSISTANCE SER C
           CALLABLE 08/01/2008 @ 100
           RATED AA/Aa1

           EL PASO WATER & SEWER REV                       5.500    3/1/2019    $  250,000    $  249,123    $  272,230
           CALLABLE 03/01/2010 @ 100
           FSA INSURED
           RATED AAA/Aaa
                                                                                --------------------------------------
           TOTAL TEXAS                                                          $1,000,000    $  996,470    $1,076,548

                        See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
2.92%      UTAH
           ----
           STATE HSG FIN AGY SINGLE FAM MTG                4.100    7/1/2007    $  115,000    $  115,000    $  120,229
           SR ISSUE F-1
           NON-CALLABLE
           RATED AAA/Aaa

           INTERMOUNTAIN POWER AGENCY                      5.000    7/1/2021    $  215,000    $  198,043    $  215,064
           POWER SUPPLY REV SKG FD
           ESCROWED TO MATURITY (US GOVTS)
           CONTINUOUSLY CALLABLE
           RATED A+/A1
                                                                                --------------------------------------
           TOTAL UTAH                                                           $  330,000    $  313,043    $  335,293

4.31%      WASHINGTON
           ----------
           STATE GENERAL OBLIGATION SER B                  5.500    5/1/2010    $  150,000    $  150,621    $  170,193
           NON-CALLABLE
           RATED AA+/Aa1

           STATE VAR PURP SER 02 A                         5.000    7/1/2018    $  205,000    $  203,180    $  214,473
           CALLABLE 07/01/2011 @ 100
           FSA INSURED
           RATED AAA/Aaa

           STATE MOTOR VEHICLE SER B                       5.625    7/1/2020    $  100,000    $  100,069    $  109,537
           CALLABLE 07/01/2010 @ 100
           RATED AA+/Aa1
                                                                                --------------------------------------
           TOTAL WASHINGTON                                                     $  455,000    $  453,870    $  494,203

4.75%      WISCONSIN
           ---------
           STATE GENERAL OBLIGATION RFDG                   6.100    5/1/2005    $  150,000    $  151,397    $  159,633
           NON-CALLABLE
           RATED AA-/Aa3

           STATE GENERAL OBLIGATION SER A                  5.000    5/1/2009    $  250,000    $  250,000    $  270,208
           PREREFUNDED 05/01/2006 @ 100
           RATED AA-/Aaa

                       See Notes to Financial Statements


                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2003

% OF                                                       RATE     MATURITY       FACE        AMORTIZED      MARKET
TOTAL      MUNICIPAL BONDS                                  (%)       DATE        AMOUNT          COST         VALUE
----------------------------------------------------------------------------------------------------------------------
           STATE GENERAL OBLIGATION SER C                  6.000    5/1/2019    $  100,000    $   99,768    $  114,984
           CALLABLE 05/01/2010 @ 100
           RATED AA-/Aa3
                                                                                --------------------------------------
           TOTAL WISCONSIN                                                      $  500,000    $  501,165    $  544,824

2.83%      WYOMING
           -------
           COMMUNITY DEVELOPMENT                           3.850   12/1/2011    $  200,000    $  198,652    $  201,618
           AUTHORITY HOUSING REV SER 7
           NON-CALLABLE
           RATED AA/Aa2

           COMMUNITY DEVELOPMENT                           6.650    6/1/2013    $  120,000    $  120,000    $  123,003
           AUTHORITY INSD SINGLE FAMILY MTG
           CALLABLE 06/01/2004 @ 102
           RATED AA/Aa2
                                                                                --------------------------------------
           TOTAL WYOMING                                                        $  320,000    $  318,652    $  324,621

100.00%    TOTAL INVESTMENTS                                                   $10,750,000   $10,762,010   $11,474,865
                                                                               =======================================

                        See Notes to Financial Statements

ITEM 2.   CODE OF ETHICS.

The Fund has adopted a Code of Ethics. Ayone may request by mail and we will send a free copy.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

In view of the nature of the Fund and its operations including its investment strategy, the full board serves the function of an audit committee. The collective expertise is able to perform the functions of an audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

$13,000 for audit and review

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

[RESERVED]

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund invests in non-voting securities (bonds).

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  February 18, 2004
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  February 18, 2004
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  February 18, 2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.